Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
During the six months ended June 30, 2020 and 2019, the Company operated in three reportable business segments for management and internal financial reporting purposes: MOBs, triple-net leased healthcare facilities, and SHOPs.
The Company evaluates performance and makes resource allocations based on its three business segments. The medical office building segment primarily consists of MOBs leased to healthcare-related tenants under long-term leases, which may require such tenants to pay a pro rata share of property-related expenses. The triple-net leased healthcare facilities segment primarily consists of investments in seniors housing properties, hospitals, inpatient rehabilitation facilities and skilled nursing facilities under long-term leases, under which tenants are generally responsible to directly pay property-related expenses. The SHOP segment consists of direct investments in seniors housing properties, primarily providing assisted living, independent living and memory care services, which are operated through engaging independent third-party operators. There were no intersegment sales or transfers during the periods presented.
As described in more detail below, on April 1, 2019 the Company transitioned one property located in Wellington, Florida (the “Transition Property”) from its triple-net leased healthcare facilities segment to its Seniors Housing — Operating Properties segment. See Note 3 — Real Estate Investments for further information about this property and the transition. The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for and six months ended June 30, 2020 and 2019.
In 2018, we had also transitioned (i.e. this asset is now operating as a SHOP asset and is not leased to a third party) a property located in Lutz, Florida from our triple-net leased healthcare facilities segment to our SHOP segment. The results of this property had previously been reclassified in our Same Store operating results in 2018 and, according, require no additional adjustment in 2019.
On July 1, 2020, the Company transitioned the LaSalle Properties from the triple-net leased healthcare facilities segment to the SHOP segment, and the LaSalle Properties are now leased to one of the Company’s TRSs and operated and managed on the Company’s behalf by a third-party operator. This segment change will be applied retrospectively to historical periods starting with the quarter ending September 30, 2020. As of June, 30, 2020 the LaSalle Properties are reported in the triple-net segment.
Net Operating Income
The Company evaluates the performance of the combined properties in each segment based on net operating income (“NOI”). NOI is defined as total revenues from tenants less property operating and maintenance expense. NOI excludes all other items of expense and income included in the financial statements in calculating net income (loss). The Company uses NOI to assess and compare property level performance and to make decisions concerning the operation of the properties. The Company believes that NOI is useful as a performance measure because, when compared across periods, NOI reflects the impact on operations from trends in occupancy rates, rental rates, operating expenses and acquisition activity on an unleveraged basis, providing perspective not immediately apparent from net income (loss).
NOI excludes certain components from net income (loss) in order to provide results that are more closely related to a property’s results of operations. For example, interest expense is not necessarily linked to the operating performance of a real estate asset and is often incurred at the corporate level. In addition, depreciation and amortization, because of historical cost accounting and useful life estimates, may distort operating performance at the property level. NOI presented by the Company may not be comparable to NOI reported by other REITs that define NOI differently. The Company believes that in order to facilitate a clear understanding of the Company’s operating results, NOI should be examined in conjunction with net income (loss) as presented in the Company’s consolidated financial statements. NOI should not be considered as an alternative to net income (loss) as an indication of the Company’s performance or to cash flows as a measure of the Company’s liquidity or ability to pay distributions.
The following tables reconcile the segment activity, adjusted for the Transition Property to consolidated net loss for the periods presented:

	Three Months Ended June 30,				Six Months Ended June 30,
	2020				2020
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$25,788	$5,218	$63,658	$94,664	$52,160	$9,929	$132,810	$194,899
Property operating and maintenance	7,430	2,588	49,770	59,788	15,040	4,062	102,409	121,511
NOI	$18,358	$2,630	$13,888	34,876	$37,120	$5,867	$30,401	73,388
Impairment charges				(13,793)				(31,831)
Operating fees to related parties				(5,936)				(11,985)
Acquisition and transaction related				(178)				(505)
General and administrative				(4,730)				(11,460)
Depreciation and amortization				(20,183)				(40,378)
Interest expense				(12,580)				(25,837)
Interest and other income				36				41
Gain on sale of real estate investments				—				2,306
Gain on non-designated derivatives				8				24
Income tax benefit (expense)				332				—
Net loss attributable to non-controlling interests				87				174
Preferred stock dividends				(750)				(1,492)
Net loss attributable to stockholders				$(22,811)				$(47,555)
_________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the six months ended June 30, 2020.

	Three Months Ended June 30,				Six Months Ended June 30,
	2019				2019
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$25,066	$3,462	$67,759	$96,287	$50,324	$6,997	$127,684	$185,005
Property operating and maintenance	8,021	388	50,395	58,804	14,968	799	95,836	111,603
NOI	$17,045	$3,074	$17,364	37,483	$35,356	$6,198	$31,848	73,402
Impairment charges				(19)				(19)
Operating fees to related parties				(5,826)				(11,594)
Acquisition and transaction related				(31)				(49)
General and administrative				(4,314)				(10,612)
Depreciation and amortization				(20,299)				(40,984)
Interest expense				(12,806)				(26,749)
Interest and other income				—				4
Gain on sale of real estate investment				—				6,078
Loss on non-designated derivative instruments				(5)				(48)
Income tax benefit (expense)				(297)				(635)
Net income attributable to non-controlling interests				60				41
Net loss attributable to stockholders				$(6,054)				$(11,165)
_______________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the six months ended June 30, 2019.

The following table reconciles the segment activity to consolidated total assets as of the periods presented:

(In thousands)	June 30, 2020	December 31, 2019
ASSETS
Investments in real estate, net:
Medical office buildings	$895,253	$891,477
Triple-net leased healthcare facilities (1)	291,184	305,250
Seniors housing — operating properties (1)	966,361	856,864
Total investments in real estate, net	2,152,798	2,053,591
Assets held for sale	10,788	70,839
Cash and cash equivalents	83,525	95,691
Restricted cash	16,248	15,908
Derivative assets, at fair value	74	392
Straight-line rent receivable, net	22,867	21,182
Operating lease right-of-use assets	14,319	14,351
Prepaid expenses and other assets	35,893	39,707
Deferred costs, net	13,937	13,642
Total assets	$2,350,449	$2,325,303
______________________
(1) The Transition Property is presented within the Seniors Housing — Operating Properties segment as of June 30, 2020 and December 31, 2019.
(2) Included in the triple net leased healthcare facilities segment.
The following table reconciles capital expenditures by reportable business segment, excluding corporate non-real estate expenditures, for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2020	2019	2020	2019
Medical office buildings	$511	$1,537	$2,812	$1,734
Triple-net leased healthcare facilities	7	—	3,692	17
Seniors housing — operating properties (1)	2,148	2,865	7,260	4,416
Total capital expenditures	$2,666	$4,402	$13,764	$6,167

______________________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the three and six months ended June 30, 2020 and 2019.